SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
Schedule of share-based compensation expense by function

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Cost of revenues	10	1,393	1,523	235
Research and development	14,520	51,176	142,682	22,026
Selling and marketing	2,835	7,407	18,068	2,789
General and administrative	20,031	113,298	153,134	23,640

	37,396	173,274	315,407	48,690

2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2015	—	—	—
Granted	20,808,900	0.30	2.21
Forfeited	(811,000)	0.34	2.30
Exercised	(200,000)	—	2.58

Outstanding at December 31, 2015	19,797,900	0.30	2.20	8.31	25,801

Vested and expected to vest at December 31, 2015	17,358,555	0.29	2.23	8.31	22,692

Exercisable as at December 31, 2015	584,000	0.00	2.58	8.31	934

2014 Restricted Share Plan | Restricted shares with an option feature
SHARE-BASED COMPENSATION
Summary of assumptions used in calculating fair value of options

Year ended December 31, 2015
Fair value of ordinary share (US$)	1.60~2.58
Risk-free interest rates	2.68%~2.97%
Expected volatility range	53.1%~63.3%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	1.17~2.58

2013 Incentive Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2015	55,292,131	0.34	1.03	9.01	64,802
Granted	11,005,000	0.31	2.16
Forfeited	(3,087,000)	0.34	1.25
Exercised	(1,889,800)	0.34	0.93

Outstanding at December 31, 2015	61,320,331	0.33	1.23	8.01	77,726

Vested and expected to vest at December 31, 2015	59,733,636	0.33	1.22	8.01	75,704

Exercisable as at December 31, 2015	10,023,493	0.33	1.09	8.01	12,752

2013 Incentive Scheme | Restricted shares with an option feature
SHARE-BASED COMPENSATION
Summary of assumptions used in calculating fair value of options

Year ended December 31, 2015
Fair value of ordinary share (US$)	1.45~2.87
Risk-free interest rates	2.40%~2.99%
Expected volatility range	52.6%~63.8%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	1.16~2.58

2011 Share Award Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	38,398,753	0.55
Granted	6,380,530	1.91
Vested	(20,192,560)	0.36
Forfeited	(2,383,750)	0.63

Unvested at December 31, 2015	22,202,973	1.11

Other Share Incentive Awards
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	—	—
Granted	4,627,940	2.26
Vested	(926,023)	2.17
Forfeited	(11,250)	2.58

Unvested at December 31, 2015	3,690,667	2.28

Kingsoft Share Award Scheme
SHARE-BASED COMPENSATION
Restricted shares activity

	Number of Kingsoft ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	2,209,000	1.73
Granted	63,000	2.9
Vested	(439,000)	0.5
Forfeited	(496,000)	2.5

Unvested at December 31, 2015	1,337,000	1.9